Risk Management Overview - Schedule of Sensitivity Analysis of Foreign Exchange Rate (Details)	12 Months Ended
Jun. 30, 2026 MYR (RM)
Currency Risk [Member] | SGD [Member]
Schedule of Sensitivity Analysis of Foreign Exchange Rate [Line Items]
Gain/(loss) in foreign currencies	RM 615